UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report.

Name:    Little Meadow Corp.
Address: 100 South Bedford Road, Suite 210
         Mt. Kisco, NY  10549

Form 13F File Number:  28-6484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward E. Mattner
Title:   President
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner               New York, New York        11/11/03
[Signature]                           [City, State]            [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                         1

Form 13F Information Table Entry Total:                    3

Form 13F Information Table Value Total:              $  91.08
                                                    (thousands)



List of other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  Form 13F
No.               File Number       Name

01                28-5808           Meadow Walk Limited Partnership*


*  This entity does not have any reportable positions as of 6/30/03.



                                                    Form 13F Information Table
                                          Name of Reporting Manager: Little Meadow Corp.


    Item 1:          Item 2:    Item 3:     Item 4:    Item 5:         Item 6:
    NAME OF ISSUER   TITLE OF   CUSIP       FAIR       SHARES          INVESTMENT
                     CLASS      NUMBER      MARKET     OF              DISCRETION                          Item 8:
                                            VALUE      PRINCIPAL       (b)                                  VOTING
                                            (000)      AMOUNT          Shared          Item 7:              AUTHORITY
                                                                       Defined         OTHER                (SHARES)
                                                                                       MANAGERS
                                                                                (c)
                                                                  (a)           Shared            (a)       (b)         (c)
                                                                  Sole          Other             Sole      Shared      None

    Ladenburg        COM        50575Q102    7         19,760     X                    Sole       19,760
    Thalman
    Fin Svcs

    New Valley WTS   WT EXP     649080116    .08        1,000      X                    Sole       1,000
                     061404

    New Valley Com   Com        649080504   84         20,000     X                    Sole       20,000

                                TOTAL       91.08